HOSPITALITY REVENUE	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE
HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

(US$ Millions)	2019	2018	2017
Room, food and beverage(1)	$1,431	$1,373	$1,648
Gaming, and other leisure activities(1)	360	424	—
Other hospitality revenue(1)	118	116	—
Total hospitality revenue	$1,909	$1,913	$1,648

(1)
The partnership adopted IFRS 15 in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.